Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Summary of remuneration of directors and the senior management team

	2023	2022
	$	$

Salaries and employee benefits	1,526	2,054
Directors’ fees	294	296
Share-based compensation	2,983	2,272
	4,803	4,622